Impairment Charges and Reversals - Summary of Increase (Decrease) to Recoverable Amount (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Clearwater [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	$ (5)
Clearwater [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	6
Clearwater [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	52
Clearwater [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(97)
Elmworth-Wapiti [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(7)
Elmworth-Wapiti [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	8
Elmworth-Wapiti [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	54
Elmworth-Wapiti [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(96)
Kaybob-Edson [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(13)
Kaybob-Edson [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	14
Kaybob-Edson [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	54
Kaybob-Edson [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(106)
Borger [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(71)
Borger [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	81
Borger [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	263
Borger [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	$ (264)